Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Property, Plant and Equipment

	Buildings	Office equipment, furniture and fixtures	Motor vehicles	Assets under construction	Leasehold improvements	Total
	RMB million
Cost
As at 1 January 2021	50,428	8,091	1,352	11,333	2,798	74,002
Transfers upon completion	7,208	—	—	(7,601)	182	(211)
Additions	1,415	716	5	3,267	—	5,403
Transfers into investment properties	—	—	—	(209)	—	(209)
Disposals	(456)	(456)	(46)	—	(548)	(1,506)

As at 31 December 2021	58,595	8,351	1,311	6,790	2,432	77,479

Accumulated depreciation
As at 1 January 2021	(13,085)	(5,433)	(891)	—	(1,821)	(21,230)
Charge for the year	(1,799)	(778)	(149)	—	(379)	(3,105)
Disposals	271	434	44	—	530	1,279

As at 31 December 2021	(14,613)	(5,777)	(996)	—	(1,670)	(23,056)

Impairment
As at 1 January 2021	(24)	—	—	(1)	—	(25)
Charge for the year	—	—	—	—	—	—
Disposals	—	—	—	—	—	—

As at 31 December 2021	(24)	—	—	(1)	—	(25)

Net book value
As at 1 January 2021	37,319	2,658	461	11,332	977	52,747

As at 31 December 2021	43,958	2,574	315	6,789	762	54,398

	Buildings	Office equipment, furniture and fixtures	Motor vehicles	Assets under construction	Leasehold improvements	Total
	RMB million
Cost
As at 1 January 2020	44,771	8,368	1,364	14,378	2,619	71,500
Transfers upon completion	6,010	3	—	(6,456)	322	(121)
Additions	222	626	131	5,509	—	6,488
Transfers into investment properties	—	—	—	(2,098)	—	(2,098)
Disposals	(575)	(906)	(143)	—	(143)	(1,767)

As at 31 December 2020	50,428	8,091	1,352	11,333	2,798	74,002

Accumulated depreciation
As at 1 January 2020	(11,811)	(5,484)	(841)	—	(1,581)	(19,717)
Charge for the year	(1,582)	(725)	(189)	—	(377)	(2,873)
Disposals	308	776	139	—	137	1,360

As at 31 December 2020	(13,085)	(5,433)	(891)	—	(1,821)	(21,230)

Impairment
As at 1 January 2020	(24)	—	—	(1)	—	(25)
Charge for the year	—	—	—	—	—	—
Disposals	—	—	—	—	—	—

As at 31 December 2020	(24)	—	—	(1)	—	(25)

Net book value
As at 1 January 2020	32,936	2,884	523	14,377	1,038	51,758

As at 31 December 2020	37,319	2,658	461	11,332	977	52,747

As at 31 December 2021, the net book value of buildings above which were in process to obtain title certificates was RMB 9,605 million (as at 31 December 2020: RMB6,159 million).